Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair Value Measurements Under the Fair Value Hierarchy	The following table sets forth financial instruments recorded at fair value at December 31, 2019 and 2018, respectively. A financial instrument’s classification within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy.

Fair Value Measurements Under the Fair Value Hierarchy
(In millions)	Level 1	Level 2	Level 3	Total
At December 31, 2019
Assets	$—	$0.8	$12.2	$13.0
Liabilities	$—	$(7.0)	$(97.0)	$(104.0)
At December 31, 2018
Assets	$—	$9.8	$28.3	$38.1
Liabilities	$—	$(9.5)	$(134.9)	$(144.4)

Quantitative Information about Level 3 Fair Value Measurements
The following table includes quantitative information about the significant unobservable inputs used in the fair value measurement of our Level 3 financial instruments and the respective fair values of the net derivative asset and liability positions, by contract type, at December 31, 2019 and 2018.

Quantitative Information about Level 3 Fair Value Measurements
(In millions)	Net Fair Value	Valuation Techniques	Unobservable Inputs	Range
December 31, 2019	($84.8)	Discounted Cash Flow	Natural Gas Basis Price (per dekatherm)	($0.905)-$2.523
December 31, 2018	($106.6)	Discounted Cash Flow	Natural Gas Basis Price (per dekatherm)	($1.028)-$5.34

Reconciliation of Fair Value Measurements Using Significant Level 3 Inputs
The following table is a summary of the changes in the fair value of our natural gas related derivative instruments that are measured at net fair value on a recurring basis in accordance with ASC Topic 820 using significant Level 3 inputs during the calendar year ended December 31, 2019, three months ended December 31, 2018, and fiscal years ended September 30, 2018 and 2017, respectively.

Reconciliation of Fair Value Measurements Using Significant Level 3 Inputs
	Calendar Year Ended December 31,	Three Months Ended December 31,	Fiscal Years Ended September 30,
(In millions)	2019	2018	2018	2017
Balance at beginning of period	$(106.6)	$(94.1)	$(122.6)	$(251.6)
Realized and unrealized gains (losses)
Recorded to income	7.2	(4.4)	(4.5)	44.2
Recorded to regulatory assets—gas costs	17.8	(5.8)	(10.0)	69.7
Transfers into Level 3	(6.7)	—	(6.9)	(0.4)
Transfers out of Level 3	7.9	—	8.9	(0.4)
Settlements	(4.4)	(2.3)	41.0	15.9
Balance at end of period	$(84.8)	$(106.6)	$(94.1)	$(122.6)

Unrealized Gains (Losses) Recorded for Level 3 Measurements
Unrealized gains (losses) attributable to derivative assets and liabilities measured using significant Level 3 inputs were recorded as follows for the calendar year ended December 31, 2019, three months ended December 31, 2018, and fiscal years ended September 30, 2018 and 2017, respectively:

Unrealized Gains (Losses) Recorded for Level 3 Measurements
	Calendar Year Ended December 31,	Three Months Ended December 31,	Fiscal Years Ended September 30,
(In millions)	2019	2018	2018	2017
Recorded to income
Utility cost of gas	$9.9	$(4.0)	$2.3	$31.0
Recorded to Regulatory
Gas costs	21.6	(5.3)	0.2	51.0
Total	$31.5	$(9.3)	$2.5	$82.0

Fair Value of Financial Instruments
The following table presents the carrying amounts recorded at amortized cost on Washington Gas' balance sheets and estimated fair values of our financial instruments at December 31, 2019 and 2018.

Fair Value of Financial Instruments
	December 31, 2019		December 31, 2018
(In millions)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Money market funds(a)	$55.1	$55.1	$69.7	$69.7
Commercial paper (b)	$399.5	$399.5	$296.0	$296.0
Project financing (b)	$—	$—	$15.5	$15.5
Current maturities of long-term debt	$—	$—	$50.0	$50.0
Long-term debt(c)	$1,330.9	$1,480.8	$1,035.0	$1,096.3
(a) The balance at December 31, 2019 includes $11.0 million money market funds located in "Cash and cash equivalents", $19.5 million rabbi trust investment located in "Current Assets-Other", and $24.6 million rabbi trust investments located in "Deferred Charges and Other Assets-Other" of the accompanying balance sheets; The balance at December 31, 2018 includes $4.4 million money market funds located in "Cash and cash equivalents", $20.2 million rabbi trust investment located in "Current Assets-Other" and $45.1 million rabbi trust investments located in "Deferred Charges and Other Assets-Other".
(b)The balance at December 31, 2019 includes $299.5 million located in "Notes payable and project financing", and $100.0 million located in “Long-term debt” on the accompanying balance sheets; The balance at December 31, 2018 was located in "Notes payable and project financing" on the balance sheets.
(c) Includes adjustments for current maturities and unamortized discounts, as applicable. The amount excludes the commercial paper.